Note 19 - Financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31
	2019		2018
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Assets
Cash and cash equivalents	$10,696	$10,696	$32,414	$32,414
Restricted cash	35	35	34	34
Short-term investments	35,693	35,693	6,172	6,172
Long-term investments	4,172	4,172	10,445	10,445